Note 10 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) (Parentheticals)	Dec. 31, 2025	Dec. 31, 2024
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt - non-current	Long-term debt - non-current